Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 04, 2015	Oct. 17, 2014	Sep. 30, 2014	Feb. 26, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Less current portion	$ 6,554			$ 168,000		$ 5,600
Long-term debt	639,142			635,195		779,519
National Mentor Holdings, Inc
Debt Instrument [Line Items]
Long-term debt				809,000
Long-term debt current and non current	645,696			803,195		785,119
Less current portion	6,554			168,000		5,600
Long-term debt	639,142			635,195		779,519
Term Loan | National Mentor Holdings, Inc
Debt Instrument [Line Items]
Long-term debt	647,223			597,000
Discount on long-term debt	(1,527)			(1,235)		(4,403)
Senior Notes | National Mentor Holdings, Inc
Debt Instrument [Line Items]
Long-term debt	0		$ 50,000	212,000		250,000
Discount on long-term debt	$ 0	$ (900)	$ (3,400)	$ (4,570)	$ (1,000)	(7,003)
Prior Term Loan | National Mentor Holdings, Inc
Debt Instrument [Line Items]
Long-term debt						$ 546,525